Annual Total Returns[BarChart] - Thrivent Limited Maturity Bond Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.90%	4.32%	0.45%	1.68%	0.73%	2.84%	2.62%	1.02%	4.75%	4.01%